Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Income [Abstract]
Net earnings	$ 73,646	$ 113,295	$ 123,908
Cash flow hedges adjustment, net of tax of $153, $50 and $136, respectively	423	(134)	(350)
Pension adjustment, net of tax of $226, $3,675 and $1,040, respectively	1,598	5,294	(2,216)
Tax effect on losses previously recorded in other comprehensive income	0	0	16,836
Foreign currency translation on net investment hedges	12,677	(4,020)	(1,251)
Tax effect of current year activity on net investment hedges	(4,947)	1,810	0
Foreign currency translation on long term intercompany loans	(8,325)	5,781	(1,540)
Other foreign currency translation	(92,556)	1,856	22,984
Total Comprehensive (Loss) Income	$ (17,484)	$ 123,882	$ 158,371